Commitments - Operating lease commitments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments
Maximum Amount of Damages Claimed by Plaintiffs	¥ 44,985,000	¥ 25,251,000
Restricted cash reserved in escrow account	1,012,000
Not later than 1 year
Commitments
Minimum future lease payments	¥ 13,000	¥ 15,000
Bottom of Range
Commitments
Lease term	3 years
Top of Range
Commitments
Lease term	9 years